Shareholders' Equity (Details)											6 Months Ended		12 Months Ended
	Jul. 02, 2024 USD ($)	Apr. 30, 2024 USD ($) $ / shares shares	Mar. 05, 2024 USD ($) $ / shares shares	Jan. 17, 2024 USD ($) $ / shares shares	Nov. 21, 2023 USD ($)	Nov. 16, 2023 USD ($) $ / shares shares	Oct. 17, 2023 USD ($) $ / shares	Oct. 02, 2023 USD ($) $ / shares shares	Jun. 19, 2023 USD ($) $ / shares shares	Sep. 17, 2021 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Mar. 31, 2024 $ / shares shares	Jun. 27, 2024 USD ($) $ / shares shares	Aug. 09, 2021 $ / shares shares	Apr. 25, 2016 $ / shares shares
Shareholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)											5,000,000,000		5,000,000,000			500,000,000
Ordinary shares, par value | $ / shares											$ 0.0001		$ 0.0001			$ 0.0001
Reverse ADS split ratio											The change in the ADS ratio has the same effect as a one-for-three reverse ADS split.
Ordinary shares, issued (in Shares)											720,880,603		438,336,843
Ordinary shares, outstanding (in Shares)											719,714,720		437,170,960
Initial exercise | $ / shares				$ 0.4146		$ 0.52875	$ 0.48875				$ 0.4933
Term of warrants				5 years		5 years	5 years				5 years
Gross proceeds from private placemnet (in Dollars) | $											$ 62,568,014
Warrants outstanding (in Dollars) | $											$ 860,886,880
Weighted average exercise price of warrants | $ / shares											$ 0.38
Warrants outstanding, remaining contractual lives											4 years 8 months 12 days
Warrant [Member]
Shareholders’ Equity [Line Items]
Number of shares to purchase warrants (in Shares)													3,380,000
Issuance of ordinary shares (in Shares)													7,098,000
June SPA [Member]
Shareholders’ Equity [Line Items]
Sale of units (in Shares)				160,826,730
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares									$ 0.0001
Number of additional shares authorized (in Shares)									4,500,000,000
Number of shares to purchase warrants (in Shares)											612,306,780
Number of shares to be purchased by each warrant (in Shares)													3
Issuance of ordinary shares (in Shares)											62,543,710
Sale of units (in Shares)
Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)		5,000,000,000
Ordinary shares, par value | $ / shares		$ 0.0001							$ 0.0001
Authorized shares value (in Dollars) | $		$ 500,000							$ 50,000
Split shares (in Shares)									500,000,000
Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)									5,000,000,000
Ordinary shares, par value | $ / shares									$ 0.0001
Authorized shares value (in Dollars) | $		$ 500,000							$ 500,000
American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Initial exercise | $ / shares				$ 1.2438		$ 1.59	$ 1.47				$ 1.48
Purchase price per share | $ / shares											$ 1.33
June SPA [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares				0.0001		0.0001		$ 0.0001						$ 0.0001
Sale of stock units (in Shares)								35,739,270
Sale of units price per share | $ / shares				0.3317		0.423		$ 0.391
Initial exercise | $ / shares				$ 0.4146		$ 0.52875		$ 0.48875						$ 0.3555
Number of shares to purchase warrants (in Shares)			222,600,000
Net proceeds (in Dollars) | $				$ 53,350,000	$ 22,680,000		$ 14,000,000
Number of ordinary shares (in Shares)				1		1		1
Number of warrants share (in Shares)				1		1		1
Aggregate purchase price (in Dollars) | $				$ 53,350,000		$ 22,680,000		$ 14,000,000
Sale of units (in Shares)			37,100,000			53,608,910
Gross proceeds from private placemnet (in Dollars) | $			$ 49,340,000
Number of shares agreed to be sold (in Shares)														220,000,050
Price per share, agreed to be sold | $ / shares														$ 0.2844
Class of warrant or right number of warrants used to purchase each share (in Shares)														3
Number of shares called by unit of warrants (in Shares)														1
Securities issuable, aggregate purchase price (in Dollars) | $														$ 62.6
Proceeds from issuance of unit (in Dollars) | $	$ 62,600,000
June SPA [Member] | American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Sale of units (in Shares)			111,300,000
June SPA [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares			$ 0.0001
Class A Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)		4,500,000,000
Ordinary shares, par value | $ / shares		$ 0.0001
Class A Ordinary Shares [Member] | Webao Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares		$ 0.0001
Re-designated and re-classified ration		1
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares		$ 0.0001
Split shares (in Shares)		500,000,000
Class B Ordinary Shares [Member] | Webao Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, issued (in Shares)		7,980,800
Ordinary shares, outstanding (in Shares)		7,980,800
Re-designated and re-classified ration		1
Private Placement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares															$ 0.0001
Sale of stock units (in Shares)															6,340,000
Sale of units price per share | $ / shares															$ 1.58
Initial exercise | $ / shares															$ 3
Number of shares to purchase warrants (in Shares)															10,020,000.00
Net proceeds (in Dollars) | $										$ 10,000,000
Term of warrants										5 years	5 years
Private Placement [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Initial exercise | $ / shares										$ 3